Share-Based Compensation (Tables)	3 Months Ended
Jan. 31, 2020
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Schedule of Assumptions Used for Estimating the Fair Value of Options

The following table summarizes the assumptions used for estimating the fair value of options for the three months ended January 31.

Assumptions Used for Estimating the Fair Value of Options

(in Canadian dollars, except as noted)	For the three months ended
	January 31 2020	January 31 2019
Risk-free interest rate	1.59%	2.03%
Expected option life	6.3 years	6.3 years
Expected volatility[1]	12.90%	12.64%
Expected dividend yield	3.50%	3.48%

Exercise price/share price	$72.84	$69.39

[1]	Expected volatility is calculated based on the average daily volatility measured over a historical period corresponding to the expected option life.